RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Due to related party	$ 23,557	$ 0
Ms. Ngai Ngai Lam [Member]
Due from a related party		$ 1,439,080